Investment Objectives and Goals	Nov. 25, 2025
Applied Finance IVS US SMID ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Applied Finance IVS US SMID ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Applied Finance IVS US SMID ETF (the “Fund”) seeks long term capital appreciation.
Applied Finance IVS International Large ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Applied Finance IVS International Large ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Applied Finance IVS International Large ETF (the “Fund”) seeks long term capital appreciation.
Applied Finance IVS International SMID ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Applied Finance IVS International SMID ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Applied Finance IVS International SMID ETF (the “Fund”) seeks long term capital appreciation.